STATUTORY RESERVES AND NET RESTRICTED ASSETS - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Statutory Reserves And Restricted Assets [Abstract]
Percentage of profit appropriated to general reserve	10.00%
Percentage of registered capital threshold	50.00%
Paid-in capital and statutory reserve funds	¥ 930,525	¥ 1,332,226